RECLAMATION PROVISION AND OTHER LIABILITIES (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic defined contribution pension plan
Defined contribution plan
Employer contribution to defined contribution plan, percentage of base employment compensation	5.00%
Defined contribution pension plan amount contributed	$ 12.5	$ 11.9	$ 10.7
Supplemental defined contribution pension plan
Defined contribution plan
Additional contribution by employer to defined contribution plan (as a percent)	10.00%
Defined contribution pension plan amount contributed	$ 1.2	$ 0.8	$ 0.9